Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of Purchase Price Allocation

The final purchase price allocation is as follows (In thousands):

Description	USD
Common shares issued	12,229
Cash	2,914
Contingent consideration	3,495
Holdback shares liability	2,158
Total consideration	20,796

Identifiable net assets acquired (liabilities assumed)
Cash and cash equivalents	2,305
Current assets	2,007
Intangible assets:
Technology - IP (8 year estimated useful life)	4,553
Customer Relationships - (5-8 year estimated useful life)	1,570
Trademark	563
Current liabilities	(801)
Deferred tax liabilities	(640)
Net assets acquired	9,557

Goodwill	11,239